Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table shows the components of accumulated other comprehensive income (loss) available to Whirlpool at December 31, 2018, 2019, and 2020, and the activity for the years then ended:

Millions of dollars	Foreign Currency	Derivative Instruments	Pension and Postretirement Liability	Marketable Securities	Total
December 31, 2017	$(1,320)	$11	$(1,039)	$17	(2,331)
Unrealized gain (loss)	(272)	(30)	—	—	(302)
Unrealized actuarial gain(loss) and prior service credit (cost)	—	—	(48)	—	(48)
Tax effect	(15)	7	13	—	5
Other comprehensive income (loss), net of tax	(287)	(23)	(35)	—	(345)
Less: Other comprehensive loss available to noncontrolling interests	2	—	—	—	2
Other comprehensive income (loss) available to Whirlpool	(289)	(23)	(35)	—	(347)
Adjustment to beginning accumulated other comprehensive loss	21	(21)	—	(17)	(17)
December 31, 2018	$(1,588)	$(33)	$(1,074)	$—	$(2,695)
Unrealized gain (loss)	54	(17)	—	—	37
Unrealized actuarial gain (loss) and prior service credit (cost)	—	—	52	—	52
Tax effect	2	4	(18)	—	(12)
Other comprehensive income (loss), net of tax	56	(13)	34	—	77
Less: Other comprehensive loss available to noncontrolling interests	—	—	—	—	—
Other comprehensive income (loss) available to Whirlpool	56	(13)	34	—	77
December 31, 2019	$(1,532)	$(46)	$(1,040)	$—	$(2,618)
Unrealized gain (loss)	(385)	83	—	—	(302)
Unrealized actuarial gain (loss) and prior service credit (cost)	—	—	171	—	171
Tax effect	1	(16)	(45)	—	(60)
Other comprehensive income (loss), net of tax	(384)	67	126	—	(191)
Less: Other comprehensive loss available to noncontrolling interests	2	—	—	—	2
Other comprehensive income (loss) available to Whirlpool	(386)	67	126	—	(193)
December 31, 2020	$(1,918)	$21	$(914)	$—	$(2,811)

Schedule of Basic and Diluted Net Earnings Per Share	Basic and diluted net earnings per share of common stock were calculated as follows:

Millions of dollars and shares	2020	2019	2018
Numerator for basic and diluted earnings per share – net earnings (loss) available to Whirlpool	$1,075	$1,168	$(149)
Denominator for basic earnings per share – weighted-average shares	62.7	63.7	67.2
Effect of dilutive securities – stock-based compensation	0.6	0.5	—
Denominator for diluted earnings per share – adjusted weighted-average shares	63.3	64.2	67.2
Anti-dilutive stock options/awards excluded from earnings per share	1.3	1.3	1.9